Leases (Details) - Schedule of supplemental cash flow information, weighted-average remaining lease term and discount rate - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Supplemental cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities			$ 1,734
ROU assets obtained in exchange for operating lease obligations		$ 437	$ 437
Weighted average remaining lease term:
Operating leases			3 years 10 months 24 days
Equipment finance leases			2 years 4 months 24 days
Weighted average discount rate:
Operating lease – IBR			5.50%
Equipment finance leases – rate implicit in the lease			6.90%